Notes Payable (Details) - Part 2.2 - USD ($)							1 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 07, 2023	Aug. 31, 2022	Jul. 14, 2021	May 15, 2020	Apr. 19, 2019	Oct. 26, 2016	Oct. 29, 2021	Oct. 29, 2021	May 31, 2020	Apr. 30, 2020	Aug. 31, 2019	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2021
Notes Payable (Details) - Part 2.2 [Line Items]
Principal Amount Of Promissory Note							$ 750,000	$ 750,000
Renovation improvements cost							$ 750,000	$ 750,000
Common stock (in Shares)				900,000
Principal balance													$ 700,000
Shares of its restricted common stock (in Shares)				6,900,000	42,388	3,625,000			6,000,000	440,000	45,000
Cash proceeds received													706,359			$ 750,000
Duration of warrant expires																	5 years
Debt issuance costs													685,308	$ 23,726	23,726
Interest charges				$ 1,653,859						$ 347,661					$ 4,134	$ 23,727
Warrant [Member]
Notes Payable (Details) - Part 2.2 [Line Items]
Common stock (in Shares)																226,300
Notes Payable, Other Payables [Member]
Notes Payable (Details) - Part 2.2 [Line Items]
Principal Amount Of Promissory Note													$ 5,000,000
Bear interest rate												8.00%	8.00%
Interest rate, Description													five and 50/100 percent (5.50%), currently equaling 13.5%; provided that in no event will the interest rate be less than a floor rate of 13.5%.
Debt issuance costs												$ 406,825	$ 406,825
Prepaid interest												$ 675,000	675,000
Prepayment penalty due, percentage			0.50%
Convertible Debt [Member] | Peak One Opportunity Fund Lp [Member]
Notes Payable (Details) - Part 2.2 [Line Items]
Principal balance													$ 700,000
Shares of common stock (in Shares)													466,664
Notes Payable [Member]
Notes Payable (Details) - Part 2.2 [Line Items]
Interest rate			12.00%
Private Placement [Member]
Notes Payable (Details) - Part 2.2 [Line Items]
Floor price per share (in Dollars per share)	$ 0.4
Outstanding shares of common stock	4.99%
Period for written notice	61 days
Adjusted maximum ownership interest	9.99%
Cash proceeds received	$ 1,000,000
Business days	2 days
Percentage of proceeds received	50.00%
Maximum number of days to obtain shareholder approval	60 days
Percentage of common stock	19.99%
Common stock outstanding (in Shares)	2,760,675
Private Placement [Member] | Warrant [Member] | Peak One Opportunity Fund Lp [Member]
Notes Payable (Details) - Part 2.2 [Line Items]
Common stock (in Shares)	500,000											500,000	500,000
Private Placement [Member] | Warrant Four [Member]
Notes Payable (Details) - Part 2.2 [Line Items]
Conversion price (in Dollars per share)												$ 2.25	$ 2.25
Duration of warrant expires												5 years	5 years
Private Placement [Member] | Convertible Debt [Member]
Notes Payable (Details) - Part 2.2 [Line Items]
Bear interest rate	8.00%
Principal amount	$ 1,100,000
Short-term note term	12 months
Conversion price (in Dollars per share)	$ 1.5
Floor price per share (in Dollars per share)	$ 0.4
Private Placement [Member] | Convertible Debt [Member] | Warrant [Member] | Peak One Opportunity Fund Lp [Member]
Notes Payable (Details) - Part 2.2 [Line Items]
Bear interest rate	8.00%
Private Placement [Member] | Debentures [Member]
Notes Payable (Details) - Part 2.2 [Line Items]
Debt issuance costs												$ 80,000	$ 80,000
Percentage of Redemption price	110.00%
Debt issuance costs												20,000	53,333
Debt discount												113,560	302,826
Interest charges												26,667	26,667
Debt discount amount												151,413	151,413
Private Placement [Member] | Debentures [Member] | Warrant Four [Member]
Notes Payable (Details) - Part 2.2 [Line Items]
Peak warrant amount												278,239	278,239
Private Placement [Member] | Notes Payable [Member]
Notes Payable (Details) - Part 2.2 [Line Items]
Percentage of Redemption price	110.00%
Interest rate	18.00%
Securities Purchase Agreement [Member] | Private Placement [Member] | Peak One Opportunity Fund Lp [Member]
Notes Payable (Details) - Part 2.2 [Line Items]
Debt issuance costs	$ 15,000
Securities Purchase Agreement [Member] | Private Placement [Member] | Convertible Debt [Member] | Peak One Opportunity Fund Lp [Member]
Notes Payable (Details) - Part 2.2 [Line Items]
Percentage of discount	10.00%
Restricted Stock [Member] | Private Placement [Member] | Peak One Opportunity Fund Lp [Member]
Notes Payable (Details) - Part 2.2 [Line Items]
Shares of its restricted common stock (in Shares)	50,000
Restricted Stock [Member] | Private Placement [Member] | Convertible Debt [Member] | Peak One Opportunity Fund Lp [Member]
Notes Payable (Details) - Part 2.2 [Line Items]
Purchase price	$ 1,000,000
Restricted Stock [Member] | Private Placement [Member] | Debentures [Member]
Notes Payable (Details) - Part 2.2 [Line Items]
Fair value of the restricted shares												$ 76,000	$ 76,000
SGB Development Corp. [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) - Part 2.2 [Line Items]
Principal amount		$ 148,300
Prepayment penalty due, percentage		9.75%
Maturity date		Sep. 01, 2023
Short-term note term													1 year